Leases - Summary of Cash Outflows From Lease (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflows from lease	₩ 195,015	₩ 192,540